Pension and Other Postretirement Benefits, Pension future expected benefit payments (Details) - Pension Plan [Member] $ in Millions	Dec. 31, 2022 USD ($)
U.S. [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2023	$ 121
2024	123
2025	91
2026	94
2027	94
2028 through 2032	475
Non-U.S. [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2023	59
2024	58
2025	60
2026	61
2027	62
2028 through 2032	$ 332